SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Allowance for credit losses, beginning	$ 25,591,946	$ 25,484,295
Increase in allowance for credit losses	2,646,969	794,087
Foreign exchange difference	(981,417)	(686,436)
Amounts recovered during the year	(62,786)
Decrease from dissolution of a subsidiary	(1,122)
Amounts written off as uncollectible	(19,505,099)
Allowance for credit losses, ending	$ 7,688,491	$ 25,591,946